Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Schedule of Earnings per share of basic and diluted

	2018	2017	2016
	EURm	EURm	EURm
Basic
Profit or loss attributable to equity holders of the parent
Continuing operations	(554)	(1 473)	(751)
Discontinued operations	214	(21)	(15)
Loss for the year	(340)	(1 494)	(766)
Diluted
Effect of profit or loss adjustments
Adjustment relating to Alcatel Lucent American Depositary Shares	–	–	(8)
Total effect of profit or loss adjustments	–	–	(8)
Profit or loss attributable to equity holders of the parent adjusted for the effect of dilution
Continuing operations	(554)	(1 473)	(759)
Discontinued operations	214	(21)	(15)
Loss for the year	(340)	(1 494)	(774)
	000s shares	000s shares	000s shares
Basic
Weighted average number of shares in issue	5 588 020	5 651 814	5 732 371
Diluted
Effect of dilutive shares
Effect of dilutive equity-settled share-based incentive programs
Restricted shares and other	3 656	–	–
Performance shares	20 577	–	–
Stock options	224	–	–
Total effect of dilutive equity-settled share-based incentive programs	24 457	–	–
Effect of other dilutive shares
Alcatel Lucent American Depositary Shares	–	–	8 746
Total effect of other dilutive-shares	–	–	8 746
Total effect of dilutive shares	24 457	–	8 746
Adjusted weighted average number of shares	5 612 477	5 651 814	5 741 117

Earnings per share attributable to equity holders of the parent	EUR	EUR	EUR
Basic earnings per share
Continuing operations	(0.10)	(0.26)	(0.13)
Discontinued operations	0.04	0.00	0.00
Loss for the year	(0.06)	(0.26)	(0.13)
Diluted earnings per share
Continuing operations	(0.10)	(0.26)	(0.13)
Discontinued operations	0.04	0.00	0.00
Loss for the year	(0.06)	(0.26)	(0.13)